Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities Table [Text Block]

(dollars in millions)	2014	2013
Advances on sales contracts and service billings	$5,262	$6,444
Accrued salaries, wages and employee benefits	1,909	1,901
Service and warranty accruals	533	505
Litigation and contract matters	505	526
Interest payable	503	481
Income taxes payable	309	540
Accrued property, sales and use taxes	285	280
Accrued workers compensation	275	218
Accrued restructuring costs	264	337
Other	4,161	4,103
	$14,006	$15,335